Document and Entity Information	12 Months Ended
Feb. 26, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 26, 2013
Registrant Name	SPDR SERIES TRUST
Central Index Key	0001064642
Amendment Flag	false
Document Creation Date	Feb. 26, 2013
Document Effective Date	May 12, 2013
Prospectus Date	May 12, 2013